Document and Entity Information	May 22, 2025
Cover [Abstract]
Entity Registrant Name	HEIDRICK & STRUGGLES INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0001066605
Document Type	8-K
Document Period End Date	May 22, 2025
Entity Incorporation State Country Code	DE
Entity File Number	0-25837
Entity Tax Identification Number	36-2681268
Entity Address, Address Line One	233 South Wacker Drive
Entity Address, Address Line Two	Suite 4900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606-6303
City Area Code	(312)
Local Phone Number	496-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	HSII
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false